General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jan. 31, 2018
General [Line Items]
Cash, cash equivalents, short-term deposits and restricted deposits	$ 104,772
Net loss	(68,752)	$ (18,805)
Cash flows from operating activities	(745)	$ (14,612)
Accumulated deficit	$ (258,888)		$ (190,136)
Capital resources minimum expected liquidity term	2 years
ATM KK [Member]
General [Line Items]
Ownership percentage				100.00%